Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loans [Line Items]
Deferred loan fees	$ 288,000	$ 330,000
Loans acquired with deteriorated credit quality	175,000	196,000
Loans on nonaccrual	$ 3,647,000	$ 4,308,000
Loans on nonaccrual, term	89 days	89 days
Allowance for credit loss	$ 0	$ 0
Loans in process	926,000	766,000
Loans classified		464,000
Purchase credit discount	25,000	88,000
Nonaccrual [Member]
Loans [Line Items]
Loans on nonaccrual	175,000	197,000
Troubled Debt Restructuring [Member]
Loans [Line Items]
Loans on nonaccrual	28,000	68,000
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans [Line Items]
Loans on nonaccrual	$ 33,000	$ 58,000